NVIT Victory Mid Cap Value Fund Expense Example - NVIT Victory Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,168
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,296